Stock-Based Compensation (Flexible Stock Plan Options) (Details)	Dec. 31, 2013	Dec. 31, 2012
Maximum Number of Authorized Shares
Unexercised options	6,400,000	8,500,000
Outstanding stock units—unvested		1,600,000
Flexible Stock Plan
Shares Available for Issuance
Unexercised options	6,400,000
Outstanding stock units—vested	4,000,000
Outstanding stock units—unvested	1,800,000
Available for grant	7,800,000
Authorized for issuance at December 31, 2013	20,000,000
Maximum Number of Authorized Shares
Unexercised options	6,400,000
Outstanding stock units—vested	5,500,000
Outstanding stock units—unvested	3,400,000
Available for grant	7,800,000
Authorized for issuance at December 31, 2013	23,100,000